CONSOLIDATED CASH FLOW STATEMENTS £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Cash flow from operating activities
Loss before tax	£ (50,310)	£ (47,368)	£ (45,856)
Depreciation charges	462	478	411
Amortization charges	36	4	16
Charge for the year in respect of share-based payments	13,050	10,252	8,632
Net foreign exchange (gain)/loss	2,157	713	305
Finance and other expenses	2,152		52
Finance and other income	(1,446)	(1,272)	(10)
(Increase)/decrease in trade and other receivables	314	(584)	27,483
Increase in other current assets	610	(4,225)	(904)
Decrease in derivative financial instrument			1,492
(Increase) in R&D tax credit receivable	(1,772)	(502)
(Increase) in other long term current assets	(2,580)
Increase in trade and other payables	44	1,447	2,405
(Decrease)/increase in contract liabilities	(8,278)	(4,399)	8,369
Cash generated/(spent) on operations	(45,561)	(45,456)	2,395
Tax paid	(642)
R&D tax credits received	6,853	7,800	4,411
Net cash (outflow)/inflow from operating activities	(39,350)	(45,456)	6,806
Cash flow from investing activities
Redemption of financial assets at amortized cost - term deposits	36,183		10,000
Purchase of financial assets at amortized cost	(20,666)	(16,125)
Interest received	958	23	10
Purchase of property, plant and equipment	(45)	(140)	(1,311)
Purchase of intangible assets		(300)	(23)
Net cash (outflow)/inflow from investing activities	16,430	(16,542)	8,676
Cash flow from financing activities
Repayment of lease liabilities	(174)	(190)	(211)
Proceeds from issue of share capital	25,329	43,239	30,922
Net cash inflow from financing activities	25,155	43,049	30,711
(Decrease)/increase in cash and cash equivalents	2,235	(18,949)	46,193
Cash and cash equivalents at start of year	54,816	73,537	27,449
Effect of exchange rate fluctuations on cash and cash equivalents held	(3,020)	228	(105)
Cash and cash equivalents at end of year	£ 54,031	£ 54,816	£ 73,537